Subsequent Events (Details)	12 Months Ended			0 Months Ended	1 Months Ended	28 Months Ended	0 Months Ended	1 Months Ended	28 Months Ended													0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Feb. 13, 2014 Star Vega	Jan. 24, 2014 Star Vega	Jun. 30, 2016 Star Vega USD ($)	Mar. 07, 2014 Star Sirius	Jan. 24, 2014 Star Sirius	Jun. 30, 2016 Star Sirius USD ($)	Mar. 18, 2014 Star Sirius and Star Vega USD ($)	Mar. 07, 2014 Star Sirius and Star Vega USD ($)	Jan. 27, 2014 Star Sirius and Star Vega USD ($)	Feb. 13, 2014 Madredeus USD ($)	Feb. 21, 2014 Amami USD ($)	Mar. 20, 2014 Pendulum USD ($)	Feb. 10, 2014 HSH Nordbank AG $35,000 facility USD ($)	Feb. 28, 2014 Mercurial Virgo USD ($)	Feb. 17, 2014 Hull no. 1372 USD ($)	Feb. 17, 2014 Hull no. 1371 USD ($)	Feb. 17, 2014 Upfront hire fees related to the acquisition of Hull no. 1371 and Hull no. 1372 USD ($)	Feb. 17, 2014 Handling fees related to the acquisition of Hull no. 1371 and Hull no. 1372 USD ($)	Feb. 20, 2014 Equity Incentive Plan 2014 USD ($)	Feb. 20, 2014 First Installment CEO	Mar. 31, 2014 Interchart USD ($)	Feb. 25, 2014 Interchart USD ($)	Feb. 25, 2014 Interchart EUR (€)
Subequent Events [Line Items]
DWT					98,000			98,000										208,000	208,000
Aggregate acquisition price											$ 60,000,000							$ 59,000,000	$ 56,500,000
Gross Daily Charter Rate						15,000			15,000
Address Commission Percentage				1.25%			1.25%
Delivery Date					Feb. 13, 2014			Mar. 07, 2014
Loan amount												39,000,000
Daily fixed management fee	750												750	750	750		750
Debt Instrument Amount Drawn Down										39,000,000						35,000,000
Monthly management fee																		between $362 to $411 plus LIBOR	between $362 to $411 plus LIBOR
Shares reserved for issuance																						430,000
Granted	279,333	90,667	49,867																			402,167
Share Price																						$ 10.86
Number of shares issued in period																							9,333
Payment to acquire business																									400,000
Percentage of ownership in Interchart acquired																									33.00%	33.00%
Accounts payable	6,638,000	8,264,000																		23,100,000	924,000
Due to related parties	559,000	262,000																						200,000
Stock consideration for acquisition																								22,598
Annual lump sum fee																									$ 690,000	€ 500,000
Exchange rate EUR/USD	1.38